Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 9 – CONCENTRATIONS

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade accounts receivable and cash deposits.

The Company places its cash in banks at levels that, at times, may exceed federally insured limits. There were no balances in excess of FDIC insured levels as of September 30, 2018 and December 31, 2017. The Company has not experienced any losses in such accounts through September 30, 2018.

Geographic concentrations of sales

For the nine months ended September 30, 2018 and 2017, all sales were in the United States. No other geographical area accounting for more than 10% of total sales during the nine months ended September 30, 2018 and 2017.

Customer concentrations

For the nine months ended September 30, 2018, one customer accounted for approximately 15.6% of total sales. For the nine months ended September 30, 2017, two customers accounted for approximately 27.5% (10.9% and 16.6%, respectively) of total sales. A reduction in sales from or loss of such customers would have a material adverse effect on the Company’s consolidated results of operations and financial condition.

Vendor concentrations

Generally, the Company purchases substantially all of its inventory from two suppliers. The loss of these suppliers may have a material adverse effect on the Company’s consolidated results of operations and financial condition. However, the Company believes that, if necessary, alternate vendors could supply similar products in adequate quantities to avoid material disruptions to operations.

NOTE 9 – CONCENTRATIONS

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade accounts receivable and cash deposits.

The Company places its cash in banks at levels that, at times, may exceed federally insured limits. There were no balances in excess of FDIC insured levels as of December 31, 2017. As of December 31, 2016, the Company had approximately $246,854 in excess of FDIC insured levels. The Company has not experienced any losses in such accounts through December 31, 2017.

Geographic concentrations of sales

For the years ended December 31, 2017 and 2016, all sales were in the United States. No other geographical area accounting for more than 10% of total sales during the years ended December 31, 2017 and 2016.

Customer concentrations

For the year ended December 31, 2017, one customer accounted for approximately 15% of total sales. For the year ended December 31, 2016, three customers accounted for approximately 72% of total sales (42%, 19%, and 11%, respectively). A reduction in sales from or loss of such customers would have a material adverse effect on the Company’s consolidated results of operations and financial condition.

Vendor concentrations

For the years ended December 31, 2017 and 2016, the Company purchased substantially all of its inventory from two suppliers. The loss of these suppliers may have a material adverse effect on the Company’s consolidated results of operations and financial condition. However, the Company believes that, if necessary, alternate vendors could supply similar products in adequate quantities to avoid material disruptions to operations.